CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net revenues:
Product revenues	$ 521	$ 248	$ 1,049	$ 467	$ 914	$ 1,029
License and royalty revenues	46	193	63	448	834	711
Total net revenues	567	441	1,112	915	1,748	1,740
Cost of goods sold	209	142	471	248	549	898
Gross margin	358	299	641	667	1,199	842
Operating expenses:
Research and development	164	180	355	343	781	867
Depreciation and amortization	53	55	106	110	217	223
Selling, general and administrative	735	700	1,578	1,412	2,870	3,069
Total operating expenses	952	935	2,039	1,865	3,868	4,159
Loss from operations	(594)	(636)	(1,398)	(1,198)	(2,669)	(3,317)
Change in fair value of warrant liability	(1,196)	(4,685)	(188)	(7,436)	(4,277)	5,020
Interest expense	(9)	(17)	(21)	(212)	(483)	(351)
Gain on sale of equipment					0	3
Other income (expense), net	(16)	(1)	35	(4)	58	(33)
Net income (loss)	(1,815)	(5,339)	(1,572)	(8,850)	(7,371)	1,322
Other comprehensive loss, foreign currency translation adjustments	(1)	(1)	(1)	(2)	(2)	(2)
Total comprehensive income (loss)	$ (1,816)	$ (5,340)	$ (1,573)	$ (8,852)	$ (7,373)	$ 1,320
Net income (loss) per common share, basic	$ (0.06)	$ (0.21)	$ (0.05)	$ (0.40)	$ (0.31)	$ 0.08
Weighted average common shares outstanding, basic	31,190,714	25,166,752	30,727,840	22,004,712	23,817,184	15,624,999
Net loss per common share, diluted					$ (0.31)	$ (0.18)
Weighted average common shares outstanding, diluted	31,190,714	25,166,752	30,727,840	22,004,712	23,817,184	20,760,410